SHARE OPTIONS (Schedule of Assumption Determining Fair Value of Share Options) (Details) - Key management personnel [Member]	12 Months Ended
	Dec. 31, 2024 USD ($) Years $ / shares shares	Dec. 31, 2023 USD ($) Years $ / shares shares	Dec. 31, 2022 USD ($) Years $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average expected volatility	74.40%	40.21%	76.79%
Weighted average expected life | Years	7	7	6.82
Weighted average risk free interest rate	4.06%	4.13%	3.59%
Bottom of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 0.1	$ 0.5	$ 0.19
Total 'A' share options granted / (ADS's equivalent) | shares	12,100,000	19,600,000	29,400,000
Weighted average share price per 'A' share / (per ADS)	$ 0.14	$ 0.14	$ 0.27
Weighted average exercise price per 'A' share / (per ADS)	$ 0.14	$ 0.14	$ 0.27
Top of range [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date per 'A' share / (per ADS) | $	$ 2.08	$ 10.04	$ 3.8
Total 'A' share options granted / (ADS's equivalent) | shares	605,000	980,000	1,470,000
Weighted average share price per 'A' share / (per ADS)	$ 2.8	$ 2.8	$ 5.4
Weighted average exercise price per 'A' share / (per ADS)	$ 2.8	$ 2.8	$ 5.4